Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Continuing operations
Accounts receivable	$ 11,392	$ 5,311
Less: Allowance for doubtful accounts	(126)	(131)
Accounts receivable, net	$ 11,266	$ 5,180